Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands					6 Months Ended		12 Months Ended
	Feb. 09, 2026	Feb. 09, 2026	Feb. 06, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering					2,250		2,250
Underwriters reimbursement				$ 0	$ 2,156,250	$ 2,156,250	$ 2,156,250
Deferred underwriting fees					$ 12,075,000	$ 12,075,000	$ 12,075,000
Price per share	$ 10	$ 10
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share						$ 0.7	$ 0.7
Underwriting discount per unit					$ 0.7
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from public offering	$ 172,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	2,250	2,250	2,250
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	2,250
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	17,250
Gross proceeds from public offering	$ 172,500,000				$ 3,450,000		$ 3,450,000
Price per share	$ 10	$ 10
Underwriting discount per unit					$ 0.2		$ 0.2
IPO [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share						$ 0.7	$ 0.7
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	17,250
Gross proceeds from public offering	$ 172,500,000
Price per share	$ 10	$ 10